ACQUISITION (Tables)	12 Months Ended
Jun. 30, 2015
ACQUISITION
Schedule of summary of assets received and liabilities assumed
	As Recorded by Stephens Federal	Initial Fair Value and Other Adjustments	Subsequent Fair Value and Other Adjustments	As Recorded by the Company
Consideration
Common stock at $18.95 per share, 36,945 shares			$—	$700
Assets
Cash and cash equivalents	$24,079	$—	$—	$24,079
Securities available-for-sale	2,720	—	—	2,720
Loans	103,166	(6,742)(1)	(962)(7)	95,462
Mortgage loans held for sale	572	—	—	572
Premises and equipment, net	5,308	(1,324)(2)	—	3,984
Real estate owned, net	6,198	(2,806)(3)	—	3,392
Accrued interest receivable	376	—	—	376
Restricted equity securities	143	—	—	143
Core deposit intangible	—	—	959(8)	959
Loan servicing rights	1,409	(40)(4)	—	1,369
Other assets	141	4,091(5)	975(9)	5,207
Total assets acquired	$144,112	$(6,821)	972	138,263
Liabilities
Deposits	$139,160	$54(6)	$—	$139,214
Other liabilities	1,035	—	(93)(10)	942
Total liabilities assumed	$140,195	$54	(93)	140,156
Net liabilities assumed			1,065	(1,893)
Goodwill			$(1,065)(11)	$2,593

Explanation of fair value adjustments:

(1)
The net fair value adjustment includes a total gross fair value adjustment of  $8,892 to the unpaid principal balances of loans acquired, net of the existing allowance of  $1,979, and deferred loans fees of$171. The gross fair value adjustment includes both credit, interest and liquidity components that comprise the entire discount. The fair value adjustment related to purchased credit impaired (“PCI”) loans was $6,676, and the fair value adjustment on purchased performing loans was $2,216. Based on an evaluation of the expected future cash flows for PCI loans, the accretable difference expected to be recognized into income as a yield adjustment on loans was $642. The entire discount on purchased performing loans will be accreted to income on a level-yield basis over each loan’s contractual life.

(2)
Premises and equipment were adjusted to reflect recently appraised values of the land and buildings for each branch acquired and the Company’s estimates of the fair value of furniture, fixtures and equipment.

(3)
The net adjustment reflects the fair value of real estate properties, less estimated costs to sell.

(4)
The adjustment reflects the fair value of loan servicing rights based upon the net present value of future servicing cash flows net of costs.

(5)
Represents adjustments in the net deferred tax assets resulting from the fair value adjustments related to the acquired assets and liabilities, identifiable intangibles and other deferred tax items. The fair value adjustment of the net deferred tax asset assumes an effective tax rate of approximately 36%.

(6)
The value adjustment to time deposits reflecting the differences in the contractual interest rates and those currently offered. The premium will be amortized into interest expense over a 3.7 year life using the straight line method.

(7)
Additional loans were identified as PCI, resulting in a net $575 increase in the fair value discount of those loans. Additionally, fair value estimates were updated on certain loans, increasing the fair value discount approximately $387. The total fair value adjustment on PCI loans was $7,638. The final adjusted accretable difference expected to be recognized into income was $618.

(8)
The value for the core deposit intangible at December 31, 2014.

(9)
Change in other assets of  $699 relates to changes in deferred taxes associated with the fair value discounts on PCI loans and a $276 increase in deferred tax assets resulting from a change in the income tax rate used to calculate the initial deferred taxes from 36.0% to 38.0%.

(10)
This adjustment represents an adjustment to amounts determined to be over accrued by Stephens Federal for FDIC premiums owed.

(11)
Changes to goodwill are a direct result of the adjustments to net assets acquired.

Schedule of impact of the merger
	Actual from acquisition date through June 30,
		Unaudited
		Pro-forma for years ended June 30,
	2015	2015	2014
Net interest income	$5,878	$16,961	$16,604
Noninterest income	967	1,848	1,436
Net income	1,649	5,579	4,990
Net income available to common shareholders	$1,631	$5,531	$4,948
Pro-forma earnings per share:
Basic		$0.98	$0.89
Diluted		$0.97	$0.88